Investments in Investee Entities (Narrative) (Details) - Clenera Llc [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Aug. 02, 2021
Disclosure of information about consolidated structured entities [line items]
Percentage of voting equity interests acquired			90.10%
Maximum company value in acquisition transaction			$ 433.0
Percentage of minority stake maintained by two founders			9.90%
Performance based contingent consideration under earn out revaluation	$ 8.8	$ 28.8
Liability in respect of put option	0.3	5.9
Change in value of project due to date of commercial operation	$ 9.1	$ 34.7